Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Assets	kr 30,165	kr 18,335
Liabilities	10,095	24
Interest income	84	173
Interest expense	10
Swedish government
Transactions with related parties
Assets	24,432	11,315
Liabilities	10,095	24
Interest income	(21)	16
Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	5,733	7,020
Interest income	105	157
Interest expense	10
Borrowing from the public
Transactions with related parties
Liabilities	10,000
Interest expense	10
Borrowing from the public | Swedish government
Transactions with related parties
Liabilities	10,000
Other liabilities
Transactions with related parties
Liabilities	95	24
Other liabilities | Swedish government
Transactions with related parties
Liabilities	95	24
Other liabilities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Interest expense	10
Cash
Transactions with related parties
Assets	2,500
Cash | Swedish government
Transactions with related parties
Assets	2,500
Treasuries/government bonds
Transactions with related parties
Assets	9,573	2,191
Interest income	(21)	16
Treasuries/government bonds | Swedish government
Transactions with related parties
Assets	9,573	2,191
Interest income	(21)	16
Treasuries/government bonds | Companies and organizations that are controlled through a common owner
Transactions with related parties
Interest income	0
Other interest-bearing securities except loans
Transactions with related parties
Assets		600
Interest income	2	(4)
Other interest-bearing securities except loans | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets		600
Interest income	2	(4)
Loans in the form of interest-bearing securities
Transactions with related parties
Assets	2,600	1,699
Interest income	31	21
Loans in the form of interest-bearing securities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,600	1,699
Interest income	31	21
Loans to credit institutions
Transactions with related parties
Assets	2,108	2,665
Interest income	45	87
Loans to credit institutions | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,108	2,665
Interest income	45	87
Loans to the public
Transactions with related parties
Assets	1,025	2,056
Interest income	27	53
Loans to the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	1,025	2,056
Interest income	27	53
Settlement claim against the State
Transactions with related parties
Assets	12,359	9,124
Settlement claim against the State | Swedish government
Transactions with related parties
Assets	kr 12,359	kr 9,124